Capital Stock and Changes in Capital Accounts, textuals 2 (Details)	Feb. 28, 2005	Dec. 31, 2014	May 31, 2011	Nov. 30, 2014
[EquityIncentivePlanMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized	2,800,000
[EquityIncentivePlan2011Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized			5,000,000
Common Stock Capital Shares Reserved For Future Issuance		2,484,759
[EquityIncentivePlan2014Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, Number of Shares Authorized				5,000,000